Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2013
Long-Term Debt [Abstract]
Schedule of Debt
Debt	December 31, 2012	June 30, 2013
Current portion of long-term debt	$14,427,250	$188,328,551
Long-term debt	181,114,926	-
Total long-term debt	$195,542,176	$188,328,551